Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss - basic					$ (39,224)	$ (17,802)
Net loss - diluted					$ (39,224)	$ (17,802)
Weighted Average Number of Shares Outstanding, Diluted	532,999	551	304,293	342	3,330	29
Net loss per share, basic	$ (8.71)	$ (10,940.11)	$ (28.60)	$ (31,557.04)	$ (11,779.12)	$ (612,360.21)
Net loss per share, diluted	$ (8.71)	$ (10,940.11)	$ (28.60)	$ (31,557.04)	$ (11,779.12)	$ (612,360.21)